Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	December 31, 2021	December 31, 2020
Vendor deposits	$2,720	$1,794
Prepaid SPAC transaction costs	—	1,913
Prepaid insurance	1,975	47
Other current assets	2,372	245
Total prepaid expenses and other current assets	$7,067	$3,999